Commitments and contingencies (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 26, 2017 USD ($) restaurant	Dec. 31, 2019	Dec. 31, 2018 USD ($) period	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants			5.00%
Initial royalty period			10 years
Number of subsequent payment periods | period			2
Reinvestment plan term			3 years
Required minimum fixed charge coverage ratio			1.50
Maximum leverage ratio			4.25
Franchise reinvestment plan period	3 years
Number of restaurants to be opened under reinvestment plan | restaurant	180
Franchise reinvestment plan, amount	$ 292,000
Provision for contingencies			$ 28,509		$ 27,956
Provision for contingencies, current			2,436		2,529
Provision for contingencies, noncurrent			26,073		25,427
Damage sought				$ 30,000
McDonald’s Corporation’s indemnification for contingencies			3,970		$ 2,489
Standby Letters of Credit
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount			80,000
Amounts have been drawn			0
Puerto Rican Franchisees Lawsuit
Line of Credit Facility [Line Items]
Damage sought				66,700
Puerto Rico Owner Operator's Association
Line of Credit Facility [Line Items]
Damage sought				$ 31,000
Minimum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss			188,000
Maximum
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss			$ 196,000
Next Five Years
Line of Credit Facility [Line Items]
Royalty fee, percentage			6.00%
Subsequent period of the agreement			5 years
Last Five Years
Line of Credit Facility [Line Items]
Royalty fee, percentage			7.00%
Subsequent period of the agreement			5 years
Forecast
Line of Credit Facility [Line Items]
Franchise royalty, effective percentage		5.90%